Employee Benefits, Amounts Recognized in Cumulative OCI and Weighted-Average Assumptions in Determining Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension benefits qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	$ 2,677	$ 1,887
Net prior service credit	(2)	(2)
Total	2,675	1,885
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.00%	4.75%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.75%	4.38%	5.00%
Expected return on plan assets	7.00%	7.50%	7.50%
Pension benefits nonqualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	224	148
Net prior service credit	0	0
Total	224	148
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.75%	4.25%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.16%	4.08%	4.92%
Other benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	(147)	(321)
Net prior service credit	(20)	(22)
Total	$ (167)	$ (343)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.00%	4.50%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.50%	3.75%	4.75%
Expected return on plan assets	6.00%	6.00%	6.00%